Stockholders' Equity (Deficit) (Details Narrative) - USD ($)				1 Months Ended									3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 08, 2020	May 04, 2020	Sep. 01, 2017	Jun. 23, 2020	Apr. 28, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Sep. 26, 2019	Aug. 31, 2019	Aug. 30, 2019	Jul. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 03, 2018	Apr. 30, 2014
Preferred Stock, Par or Stated Value Per Share								$ 0.0001					$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized								5,000,000					5,000,000		5,000,000		5,000,000	5,000,000
Common Stock Description															All common stock shares have equal voting rights, are non-assessable and have one vote per share. Voting rights are not cumulative, and therefore, the holders of more than 50% of the common stock could, if they choose to do so, elect all of the directors of the Company, subject to the rights of the preferred stockholders.		All common stock shares have equal voting rights, are non-assessable and have one vote per share. Voting rights are not cumulative, and therefore, the holders of more than 50% of the common stock could, if they choose to do so, elect all of the directors of the Company, subject to the rights of the preferred stockholders.
Common Stock, Par or Stated Value Per Share								$ 0.0001					$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001		$ 0.04
Common Stock, Shares Authorized								200,000,000					200,000,000		200,000,000		200,000,000	200,000,000
Common Stock, Shares, Issued								74,225,141					74,250,151		74,250,151		74,225,141	69,854,141	5,505,200
Common Stock, Shares, Outstanding								74,225,141					74,250,141		74,250,141		74,225,141	69,854,141
Common stock value								$ 7,422					$ 7,447		$ 7,447		$ 7,422	$ 6,985	$ 2,342,813	$ 256,359
Capital contribution								6,794,612					7,989,856		$ 7,989,856		6,794,612	6,381,755	$ 469,997
Share Price					$ 0.53				$ 0.10		$ 0.07
Stock Issued During Period, Shares, Acquisitions											171,000
Number of common stock converted									1,500,000
Value of notes converted									$ 123,627									654,093
Accrued interest									$ 26,373
Options granted			100,000
Options granted, exercise price			$ 2.00												$ 0.57
Vesting period			5 years
Value of option			$ 20,154
Stock based compensation															$ 1,182,019	$ 0	275,878	$ 0
Unrecognized compensation expense								$ 0					$ 0		$ 0		$ 0
Common stock authorized under plan								7,500,000					7,500,000		7,500,000		7,500,000
Stock based compensation													$ 0	$ 2,519	$ 0	$ 5,038
Warrant Exercisable								100,000					402,051		402,051		100,000
Intrinsic value of warrants								$ 108,750					$ 18,146		$ 18,146		$ 108,750
Weighted average remaining contractual life of warrants outstanding															3 years 2 months 30 days		2 years 11 months 23 days
Option exercisable													2,368,750		2,368,750
Intrinsic value of options													$ 1,202,438		$ 1,202,438
Weighted average remaining contractual life of option															9 years 6 months 7 days
Stock issued for purchase of intellectual property					25,000
2019 Plan [Member]
Common Stock, Shares, Outstanding													100,000		100,000
Board members
Stock Issued During Period, Shares, Issued for Services										950,000
Share Price										$ 0.10
Investor Relations Consultant
Stock Issued During Period, Shares, Issued for Services										500,000
Share Price										$ 0.10
Product Development Consultant
Stock Issued During Period, Shares, Issued for Services										150,000
Share Price										$ 0.10
Marketing Consultant
Stock Issued During Period, Shares, Issued for Services										400,000
Share Price										$ 0.10
Consultant
Stock Issued During Period, Shares, Issued for Services										700,000
Share Price										$ 0.10
Diirectors and employees | Option [Member]
Options granted		6,050,000
Options granted, exercise price		$ 0.57
Value of option															$ 3,152,050
Unrecognized compensation expense													$ 1,970,031		1,970,031
Stock based compensation													$ 947,569		$ 234,450
Series A Preferred Stock [Member]
Number of Preferred stock stock issued												4,893,510
Number of common stock converted												4,893,510
Preferred stock description															Company’s Board of Directors authorized and designated 75 shares of the Company’s Preferred Stock as Series A Preferred Stock. Each share of the Series A Preferred Stock is entitled to a liquidation preference of $1,000 per share, and is convertible into 1,000 shares of the Company’s common stock. The holders of a majority of the Series A Preferred Stock are entitled to elect up to four (4) directors to the Company’s board of directors, and have preferential rights in regard to the election of Series A directors. In all other voting matters, the holders of Series A Preferred Stock are entitled to cast 1,000 votes per share.		Company’s Board of Directors authorized and designated 75 shares of the Company’s Preferred Stock as Series A Preferred Stock. Each share of the Series A Preferred Stock is entitled to a liquidation preference of $1,000 per share, and is convertible into 1,000 shares of the Company’s common stock. The holders of a majority of the Series A Preferred Stock are entitled to elect up to four (4) directors to the Company’s board of directors, and have preferential rights in regard to the election of Series A directors. In all other voting matters, the holders of Series A Preferred Stock are entitled to cast 1,000 votes per share.
Preferred Stock, Shares Authorized								75					75		75		75	75
Preferred Stock, Shares Issued								75				75	75		75		75	75
Preferred Stock Issued, Value								$ 0				$ 75,000	$ 0		$ 0		$ 0	$ 0
Preferred Stock, Shares Outstanding								75					75		75		75	75
Series B Preferred Stock [Member]
Preferred stock description															Company’s Board of Directors authorized and designated 75 shares of the Company’s Preferred Stock as Series B Preferred Stock. Each share of the Series B Preferred Stock is entitled to a liquidation preference of $1,000 per share, and is convertible into 1,000 shares of the Company’s common stock. The holders of a majority of the Series B Preferred Stock are entitled to elect up to three (3) directors to the Company’s board of directors, and have preferential rights in regard to the election of Series B directors. In all other voting matters, the holders of Series B Preferred Stock are entitled to cast 1,000 votes per share.		Company’s Board of Directors authorized and designated 75 shares of the Company’s Preferred Stock as Series B Preferred Stock. Each share of the Series B Preferred Stock is entitled to a liquidation preference of $1,000 per share, and is convertible into 1,000 shares of the Company’s common stock. The holders of a majority of the Series B Preferred Stock are entitled to elect up to three (3) directors to the Company’s board of directors, and have preferential rights in regard to the election of Series B directors. In all other voting matters, the holders of Series B Preferred Stock are entitled to cast 1,000 votes per share.
Preferred Stock, Shares Authorized								75					75		75		75	75
Preferred Stock, Shares Issued								75				75	75		75		75	75
Preferred Stock Issued, Value								$ 0				$ 75,000	$ 0		$ 0		$ 0	$ 0
Preferred Stock, Shares Outstanding								75					75		75		75	75
Securities Purchase Agreement [Member]
Number of warrants sold								100,000
Proceeds from sale of warrants								$ 100,000
Interest rate								8.00%
Warrant term								3 years
Securities Purchase Agreement [Member] | Kettner Investments
Number of warrants sold							100,000
Proceeds from sale of warrants							$ 100,000
Interest rate							8.00%
Warrant term							3 years
Securities Purchase Agreement [Member] | Chief Executive Officer
Number of warrants sold						50,000
Proceeds from sale of warrants						$ 50,000
Interest rate						8.00%
Warrant term						3 years
Securities Purchase Agreement [Member] | Accredited Investor
Number of warrants sold	36,666			115,385
Interest rate	12.00%			130.00%
Warrant term	3 years			3 years